AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of proceeds from sales of available-for-sale fixed maturity securities with the related gross realized gains and losses (Details) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Payments for (Proceeds from) Available-for-Sale Securities, Short-Term	$ 11,882	$ 2,001	$ 561
Gross realized gains	41	34	32
Gross realized losses	$ (204)	$ (19)	$ (29)